KP RETIREMENT PATH 2025 FUND - INSTITUTIONAL SHARES - KP RETIREMENT PATH 2025 FUND	Mar. 29, 2017
Prospectus [Line Items]
Supplement [Text Block]

THE KP FUNDS

KP RETIREMENT PATH 2015 FUND, KP RETIREMENT PATH 2020 FUND,
KP RETIREMENT PATH 2025 FUND, KP RETIREMENT PATH 2030 FUND,
KP RETIREMENT PATH 2035 FUND, KP RETIREMENT PATH 2040 FUND,
KP RETIREMENT PATH 2045 FUND, KP RETIREMENT PATH 2050 FUND,
KP RETIREMENT PATH 2055 FUND, AND KP RETIREMENT PATH 2060 FUND

SUPPLEMENT DATED MARCH 29, 2017
TO THE PROSPECTUS DATED MAY 1, 2016 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Prospectus is supplemented as follows:

1. The chart entitled "Target Asset Allocation Over Time (Glidepath)" under the heading "Principal Investment Strategies" in each Fund's summary section and under the heading "The Fund's Asset Allocation Strategy" on page 104 is deleted and replaced with the following:

[LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

YEARS FROM RETIREMENT	AGE	LARGE CAP EQUITY	SMALL CAP EQUITY	INTERNATIONAL EQUITY	REAL ASSETS	INFLATION PROTECTION	FIXED INCOME	SHORT-TERM FIXED INCOME

45	20	39.00%	14.00%	31.00%	5.00%	0.00%	11.00%	0.00%
40	25	39.00%	14.00%	31.00%	5.00%	0.00%	11.00%	0.00%
35	30	39.00%	14.00%	31.00%	5.00%	0.00%	11.00%	0.00%
30	35	38.00%	14.00%	30.00%	5.00%	0.00%	13.00%	0.00%
25	40	37.00%	13.00%	29.00%	6.00%	0.00%	15.00%	0.00%
20	45	36.00%	12.00%	26.00%	8.00%	0.00%	18.00%	0.00%
15	50	34.00%	10.00%	22.00%	9.00%	1.00%	22.00%	2.00%
10	55	31.00%	8.00%	17.00%	10.00%	3.00%	27.00%	4.00%
5	60	26.00%	6.00%	13.00%	10.00%	5.00%	33.00%	7.00%
0	65	21.00%	4.00%	9.00%	10.00%	7.00%	40.00%	9.00%
-5	70	18.00%	3.00%	7.00%	10.00%	8.00%	44.00%	10.00%

2. The chart under the heading "The Fund's Asset Allocation Strategy" on page 105 is deleted and replaced with the following:

YEARS TO TARGET DATE	45	40	35	30	25	20	15	10	5	0	-5
LARGE CAP EQUITY	34%-44%	34%-44%	34%-44%	33%-43%	32%-42%	31%-41%	29%-39%	26%-36%	21%-31%	16%-26%	13%-23%
SMALL CAP EQUITY	9%-19%	9%-19%	9%-19%	9%-19%	8%-18%	7%-17%	5%-15%	3%-13%	1%-11%	0%-9%	0%-8%
INTERNATIONAL EQUITY	26%-36%	26%-36%	26%-36%	25%-35%	24%-34%	21%-31%	17%-27%	12%-22%	8%-18%	4%-14%	2%-12%
INTERMEDIATE FIXED INCOME	6%-16%	6%-16%	6%-16%	8%-18%	10%-20%	13%-23%	17%-27%	22%-32%	28%-38%	35%-45%	39%-49%
SHORT-TERM FIXED INCOME	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-7%	0%-9%	2%-12%	4%-14%	5%-15%
INFLATION MANAGED	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-6%	0%-8%	0%-10%	2%-12%	3%-13%
REAL ASSETS	0%-10%	0%-10%	0%-10%	0%-10%	1%-11%	3%-13%	4%-14%	5%-15%	5%-15%	5%-15%	5%-15%

3. The chart under the heading "The Funds' Investments in Underlying Funds" beginning on page 106 is deleted and replaced with the following:

EQUITY
LARGE CAP KP Large Cap Equity Fund	34%-44%	34%-44%	34%-44%	33%-43%	32%-42%	31%-41%	29%-39%	26%-36%	21%-31%	16%-26%	13%-23%
SMALL CAP KP Small Cap Equity Fund	9%-19%	9%-19%	9%-19%	9%-19%	8%-18%	7%-17%	5%-15%	3%-13%	1%-11%	0%-9%	0%-8%
INTERNATIONAL KP International Equity Fund	26%-36%	26%-36%	26%-36%	25%-35%	24%-34%	21%-31%	17%-27%	12%-22%	8%-18%	4%-14%	2%-12%
TOTAL EQUITY	69%-99%	69%-99%	69%-99%	67%-97%	64%-94%	59%-89%	51%-81%	41%-71%	30%-60%	20%-49%	15%-43%
FIXED INCOME
SHORT-TERM BOND Unaffiliated Short-Term Bond Index Fund	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-7%	0%-9%	2%-12%	4%-14%	5%-15%
INTERMEDIATE-TERM BOND KP Fixed Income Fund	6%-16%	6%-16%	6%-16%	8%-18%	10%-20%	13%-23%	17%-27%	22%-32%	28%-38%	35%-45%	39%-49%
TOTAL FIXED INCOME	6%-21%	6%-21%	6%-21%	8%-23%	10%-25%	13%-28%	17%-34%	22%-41%	30%-50%	39%-59%	44%-64%
INFLATION MANAGED
Unaffiliated Short-Term Inflation-Protected Securities Fund	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-6%	0%-8%	0%-10%	2%-12%	3%-13%
TOTAL INFLATION MANAGED	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-5%	0%-6%	0%-8%	0%-10%	2%-12%	3%-13%
REAL ASSETS
Unaffiliated Commodity Strategy Fund	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.1%-1.1%	0.3%-1.3%	0.4%-1.4%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%
Unaffiliated International Property Fund	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.1%-1.1%	0.3%-1.3%	0.4%-1.4%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%
Unaffiliated Global Listed Infrastructure Fund	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.1%-1.1%	0.3%-1.3%	0.4%-1.4%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%
Unaffiliated Natural Resources Fund	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.1%-1.1%	0.3%-1.3%	0.4%-1.4%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%
Unaffiliated REIT Index Fund	0.0%-2.0%	0.0%-2.0%	0.0%-2.0%	0.0%-2.0%	0.2%-2.2%	0.6%-2.6%	0.8%-2.8%	1.0%-3.0%	1.0%-3.0%	1.0%-3.0%	1.0%-3.0%
Unaffiliated Institutional Floating Rate Fund	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.0%-1.0%	0.1%-1.1%	0.3%-1.3%	0.4%-1.4%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%	0.5%-1.5%
Unaffiliated Inflation- Protected Securities Fund	0.0%-3.0%	0.0%-3.0%	0.0%-3.0%	0.0%-3.0%	0.3%-3.3%	0.9%-3.9%	1.2%-4.2%	1.5%-4.5%	1.5%-4.5%	1.5%-4.5%	1.5%-4.5%
TOTAL REAL ASSETS	0%-10%	0%-10%	0%-10%	0%-10%	1%-11%	3%-13%	4%-14%	5%-15%	5%-15%	5%-15%	5%-15%

4. The fifth through seventh paragraphs under the heading "KP Fixed Income Fund - Investment Strategy" on page 121 are deleted and replaced with the following:

Passive Fixed Income: SSGA Funds Management, Inc. ("SSGA FM") manages the portion of the fund's assets allocated to the Passive Fixed Income Sub-strategy. The primary objective for the Sub-strategy is to seek to replicate, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based market-weighted benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS").

Under normal circumstances, SSGA FM will seek to invest a substantial portion of the Sub-strategy's assets in securities that are included in the Bloomberg Barclays U.S. Aggregate Bond Index.

SSGA FM will employ a stratified sampling approach to build a portfolio whose broad characteristics, including duration, yield, credit quality, and sector weights, match those of the Bloomberg Barclays U.S. Aggregate Bond Index. This strategy is commonly referred to as an indexing strategy. The Sub-strategy's portfolio securities may differ from those of the Bloomberg Barclays U.S. Aggregate Bond Index, and the Sub-strategy may not track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Sub-strategy, and differences between how and when the Sub-strategy and the Bloomberg Barclays U.S. Aggregate Bond Index are valued. SSGA FM may sell a security pursuant to changes in the Bloomberg Barclays U.S. Aggregate Bond Index composition and for routine portfolio rebalancing.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KPF-SK-016-0100

Supplement Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. KPF-SK-016-0100